Goodwill and intangible assets - Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash-generating units
Goodwill	€ 5,736	€ 5,504
Network Infrastructure
Cash-generating units
Goodwill	2,831	2,739
Mobile Networks
Cash-generating units
Goodwill	2,346	2,228
Cloud and Network Services
Cash-generating units
Goodwill	€ 559	€ 537